Other Intangible Assets and Liabilities (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Intangible Assets
Net amount	$ 4,677,499	$ 4,371,416
Acquired below-market leases
Gross amount	(8,816,156)	(6,906,025)
Accumulated amortization	1,487,415	713,634
Net amount	(7,328,741)	(6,192,391)
Amortization recorded
Net amortization of above and below-market lease intangibles	539,539	430,909	224,311
Amortization expense	508,158	443,332	287,368
Future amortization of acquired below-market leases
2015	(874,415)
2016	(856,902)
2017	(836,262)
2018	(830,760)
2019	(813,210)
Thereafter	(3,117,192)
Acquired in-place leases
Other Intangible Assets
Gross amount	4,821,009	4,378,781
Accumulated amortization	(967,222)	(464,571)
Net amount	3,853,787	3,914,210
Future amortization of lease intangibles
2015	503,542
2016	489,768
2017	467,482
2018	443,207
2019	432,059
Thereafter	1,517,729
Acquired above-market leases
Other Intangible Assets
Gross amount	1,332,286	731,540
Accumulated amortization	(508,574)	(274,334)
Net amount	823,712	457,206
Future amortization of lease intangibles
2015	218,060
2016	158,357
2017	92,332
2018	53,266
2019	42,103
Thereafter	$ 259,594